RELATED PARTY ITEMS (Details Narrative) - USD ($)	2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Interest expense				$ 6,207	$ 10,789	$ 12,779	$ 1,306
Interest expense		$ 86,613		86,613		$ 60,669	$ 34,872
Unsecured interest rate						5.00%
Shares issued for compensation						16,667	266,667
Share based compensation					37,500	$ 37,500	$ 240,000
Accrued liabilities		$ 954,113		$ 954,113		$ 714,986	$ 335,377
Shares of common stock		94,579,434		94,579,434		88,579,434	88,512,767
Management fees		$ 10,287	$ 212,167	$ 2,331,590	410,642	$ 435,717	$ 278,154
Common Stock [Member]
Related Party Transaction [Line Items]
Shares issued for compensation			16,667			16,667	266,667
Related Party [Member]
Related Party Transaction [Line Items]
Borrowings		31,940	$ 148,988	31,940	148,988	$ 157,828
Repayment to related parties				98,047	109,950	148,552
Interest expense				20,326	$ 21,560	28,750
Notes payable related parties		868,747		868,747		934,854	$ 925,578
Interest expense		$ 111,732		$ 111,732		$ 91,406	62,657
Unsecured interest rate		3.00%		3.00%		3.00%
Due to related party		$ 3,275		$ 3,275		$ 3,275	$ 3,275
Shares issued for compensation					25,000	25,000
Share based compensation					$ 37,500	$ 37,500
Accrued fees						120,000
Management fees						$ 0
Related Party [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Share based compensation	$ 240,000
Shares of common stock							160,000
Shares issued price per share							$ 1.50
Related Party [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Accrued liabilities							$ 33,000
Management fees							$ 9,000
Related Party [Member] | Chief Executive Officer [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Shares issued for compensation							160,000